Condensed consolidated statement of financial position - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Non-current assets
Property, plant and equipment	$ 11,637	$ 10,252	$ 9,630
Right-of-use assets	1,592	1,395	1,203
Goodwill	21,222	21,025	21,060
Intangible assets	37,925	37,177	39,426
Investments in associates and joint ventures	276	268	264
Other investments	1,863	1,632	1,607
Derivative financial instruments	509	182	217
Other receivables	1,066	930	806
Income tax receviable	1,137
Deferred tax assets	6,256	5,347	4,734
Total non-current assets	83,483	78,208	78,947
Current assets
Inventories	6,467	5,288	5,667
Trade and other receivables	14,168	12,972	11,047
Other investments	50	166	160
Derivative financial instruments	95	54	28
Income tax receivable	1,001	1,859	1,575
Intangible assets	100
Cash and cash equivalents	7,058	5,488	6,916
Total current assets	28,939	25,827	25,393
Total assets	112,422	104,035	104,340
Current liabilities
Interest-bearing loans and borrowings	(6,492)	(2,337)	(5,067)
Lease liabilities	(361)	(339)	(292)
Trade and other payables	(23,986)	(22,465)	(20,463)
Derivative financial instruments	(100)	(50)	(51)
Provisions	(1,168)	(1,269)	(1,168)
Income tax payable	(1,429)	(1,406)	(1,525)
Total current liabilities	(33,536)	(27,866)	(28,566)
Non-current liabilities
Interest-bearing loans and borrowings	(24,714)	(26,506)	(27,225)
Lease liabilities	(1,272)	(1,113)	(949)
Derivative financial instruments		(115)	(61)
Deferred tax liabilities	(3,615)	(3,305)	(3,333)
Retirement benefit obligations	(1,418)	(1,330)	(1,326)
Provisions	(972)	(921)	(1,074)
Income tax payable	(485)	(238)
Other payables	(1,600)	(1,770)	(2,208)
Total non-current liabilities	(34,076)	(35,298)	(36,176)
Total liabilities	(67,612)	(63,164)	(64,742)
Net assets	44,810	40,871	39,598
Equity
Share capital	388	388	388
Share premium account	35,238	35,226	35,199
Other reserves	2,070	2,012	2,078
Retained earnings	7,023	3,160	1,847
Capital and reserves attributable to equity holders of the Parent	44,719	40,786	39,512
Non-controlling interests	91	85	86
Total equity	$ 44,810	$ 40,871	$ 39,598